FINANCIAL INSTRUMENTS - Narrative (Details) R$ in Millions, $ in Millions, $ in Billions	Dec. 31, 2021 BRL (R$) R$ / $ $ / $	Dec. 31, 2021 CLP ($) R$ / $ $ / $	Dec. 31, 2021 USD ($) R$ / $ $ / $	Sep. 30, 2021 CLP ($) $ / $	Sep. 30, 2021 USD ($) $ / $	Dec. 31, 2020 USD ($)	Nov. 06, 2019 BRL (R$) R$ / $	Nov. 06, 2019 USD ($) R$ / $
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, liabilities			$ 11.0			$ 6.1
Other price risk | DSU contracts
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary			4.2
Other price risk | Option contract
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, liabilities			$ 4.7
Forward contracts | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / $				798.69	798.69
Notional amount				$ 62.4	$ 79.1
Derivative Notional Amount, Nonmonetary							R$ 288.0	$ 54.3
Currency Contract, One | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, call | R$ / $	5.25	5.25	5.25
Derivative Notional Amount, Nonmonetary | R$	R$ 192.0
Currency Contract, One | Currency risk | Cash flow hedge | Maximum
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage	32.00%	32.00%	32.00%
Currency Contract, Two | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, call | $ / $	750	750	750
Derivative Notional Amount, Nonmonetary		$ 62.4
Currency Contract, Two | Currency risk | Cash flow hedge | Maximum
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage	36.00%	36.00%	36.00%
Forward Contract, One | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $	5.4925	5.4925	5.4925				5.4925	5.4925
Derivative Notional Amount, Nonmonetary | R$	R$ 192.0
Forward Contract, One | Currency risk | Cash flow hedge | Maximum
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage							32.00%	32.00%
Forward Contract, Two | Currency risk | Cash flow hedge
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / $	798.69	798.69	798.69
Derivative Notional Amount, Nonmonetary		$ 62.4
Forward Contract, Two | Currency risk | Cash flow hedge | Maximum
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage							36.00%	36.00%